GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 112,452	$ 112,452	$ 112,452
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	225,273	225,273	225,273
Accumulated impairment losses
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (112,821)	$ (112,821)	$ (112,821)